Long-term Debt (Parenthetical) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Bullet loan
Debt Instrument [Line Items]
Debt instrument, variable rate description		3 month LIBOR
Debt instrument, frequency of periodic payment description		Interest payable biannually, principal due February, 2016
Bullet loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, interest rate margin		2.28%	2.28%
Bullet Loan
Debt Instrument [Line Items]
Debt instrument, variable rate description		3 month LIBOR
Debt instrument, frequency of periodic payment description		Interest payable biannually, principal due February, 2016
Bullet Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, interest rate margin		2.28%	2.28%
Bullet Loan
Debt Instrument [Line Items]
Debt instrument, variable rate description		3 month LIBOR
Debt instrument, frequency of periodic payment description		Interest payable quarterly, principal due November, 2017
Bullet Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, interest rate margin		2.10%	2.10%
Bullet Loan
Debt Instrument [Line Items]
Debt instrument, variable rate description		3 month LIBOR
Debt instrument, frequency of periodic payment description		Interest payable quarterly, principal due in installments from 2015 through 2020
Bullet Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, interest rate margin		2.10%	2.10%
Government Loan
Debt Instrument [Line Items]
Debt instrument, minimum interest rate percentage	0.00%	0.00%	0.00%
Debt instrument, maximum interest rate percentage	2.00%	2.00%	2.00%
Debt instrument, frequency of periodic payment description		Interest payable annually, principal due in annual installments through 2031
Finance Lease Liabilities
Debt Instrument [Line Items]
Debt instrument, imputed interest rate percentage	4.30%	4.30%	4.30%
Debt instrument, frequency of periodic payment description		Principal due in monthly installments through 2016